Depreciation and Amortization - Disclosure of depreciation and amortization (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 952,508	$ 326,491	$ 140,990
General and administrative [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	833,029	123,960	95,310
Selling and marketing [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	77,804	129,265	16,443
Research and development [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 41,675	$ 73,266	$ 29,237